Equity	12 Months Ended
Dec. 31, 2018
Statement Line Items
18. Equity

(a)	Share capital

The Company’s authorized share capital is comprised of an unlimited number of common shares and an unlimited number of preferred shares issuable in one or more series, the latter of which was approved by the Company’s shareholders on September 15, 2017. The Board is authorized to determine the rights and privileges and number of shares of each series.

As at December 31, 2018, there are 23,226,846 common shares and no preferred shares issued and outstanding.

(b)	Options

The Company has a stock option plan (the “Plan”) that provides for the granting of options to directors, officers, employees and consultants. On June 18, 2018, the Company’s shareholders approved an amendment to increase the maximum number of common shares reserved for issuance under the Plan to the greater of i) 15% of the number of common shares issued and outstanding of the Company and ii) 3,800,000. The exercise price of an option is set at the time that such option is granted under the Plan.

Each option converts into one common share of the Company upon exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of expiry, based on a maximum term of eight years.

A summary of the status of the stock options and changes in the period is as follows:

	Options Outstanding (000s)	Weighted Average Grant Date Fair Value $	Weighted Average Exercise Price $	Options Exercisable (000s)	Weighted Average Exercise Price $
As at December 31, 2015	1,506		5.17	567	2.44
Options granted	1,127	0.63	1.89
Exercised	(118)		2.10
Forfeited	(213)		3.56
As at December 31, 2016	2,302		3.50	767	4.01
Options granted	984	1.87	4.60
Exercised	(62)		2.39
Forfeited	(125)		5.67
As at December 31, 2017	3,099		3.80	1,529	3.85
Options granted	468	1.26	4.13
Exercised	(156)		1.99
Forfeited	(303)		4.38
As at December 31, 2018	3,108		3.88	1,965	3.80

The above noted options have expiry dates ranging from November 2021 to November 2026.

The fair value of each option granted was estimated using the Black-Scholes option pricing model with the following assumptions for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Risk-free interest rate	2.07 – 2.47%	1.08 – 1.90%	0.53 – 1.35%
Expected life	5 years	5 years	5 years
Expected volatility in market price of shares	50%	50%	40-50%
Expected dividend yield	0%	0%	0%
Expected forfeiture rate	15%	15%	15%

These options generally vest either immediately or monthly over a three to four year period after an initial one year cliff. Volatility is estimated using historical data of comparable publicly traded companies operating in a similar segment.

Total share based compensation costs related to options and RSUs for the year ended December 31, 2018 were $1,320 (2017 - $1,343; 2016 – $1,067).

(c)	Restricted share units

RSUs are granted to executives and other key employees. The fair value of an RSU at the grant date is equal to the market value of one of the Company’s common shares. Executives and other key employees are granted a specific number of RSUs for a given performance period based on their position and level of contribution. RSUs vest fully after three years of continuous employment from the date of grant and, in certain cases, if performance objectives are met as determined by the Board of Directors. On June 18, 2018, the Company’s shareholders approved an amendment to increase the maximum number of shares which may be made subject to issuance under RSUs awarded under the RSU Plan to 500,000.

A summary of the outstanding RSUs and changes in the period is as follows:

Number of RSUs (000s)
Outstanding, December 31, 2015	100
Granted	73
Expired	(28)
Outstanding, December 31, 2016	145
Granted	71
Converted	(41)
Expired	(30)
Outstanding, December 31, 2017	145
Granted	164
Converted	(30)
Expired	(33)
Outstanding, December 31, 2018	246

(d)	Warrants

	Warrants Outstanding (000s)	Weighted Average Grant Date Fair Value $	Weighted Average Exercise Price $	Warrants Exercisable (000s)	Weighted Average Exercise Price $
As at December 31, 2015	182		4.89	182	4.89
Warrants granted	1,696	1.23	2.69
As at December 31, 2016	1,878		2.90	881	2.84
Warrants expired	(99)	0.90	7.35
As at December 31, 2017	1,779		2.66	783	2.28
As at December 31, 2018	1,779		2.66	982	2.42

The 1,779,453 warrants noted above have expiry dates ranging from January 2021 to September 2025.

There are 583,333 warrants outstanding to Drawbridge Special Opportunities Fund LP, an affiliate of Fortress Credit Co LLC, that contain a net equity settlement option based on share prices on the open market at the time of exercise, and the exercise price attached to the outstanding warrants. These warrants are treated as a derivative financial liability subject to re-measurement at each reporting period end, and the fair value movement during the period is recognized in the consolidated statement of comprehensive loss.

The fair value of the warrants outstanding was estimated using the Black-Scholes option pricing model with the following assumptions for the year ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Risk-free interest rate	1.88 - 2.49%	0.64 - 2.10%	0.64 - 1.58%
Expected life	2-8 years	2-10 years	2-10 years
Expected volatility in market price of shares	50%	50 - 55%	50 - 55%
Expected dividend yield	0%	0%	0%
Expected forfeiture rate	0%	0%	0%

On January 25, 2016, in connection with the original Postmedia Agreement, Mogo issued Postmedia five year warrants to acquire 1,196,120 common shares of Mogo at an exercise price of $2.96. 50% of the warrants were to vest in equal instalments over three years while the remaining 50% (the “Performance Warrants”) were to vest based on Mogo achieving certain quarterly revenue targets.

During April 2018, the Postmedia Agreement was extended for an additional two years beyond the end of the current agreement, as described in Note 6. In connection with this amendment, Postmedia and Mogo agreed to change the vesting and term of the 598,060 Performance Warrants so that i) they vest equally over the remaining two years of the collaboration (50% in January 2020 and 50% in January 2021); and ii) their term is extended an additional two years, now expiring January 2023.